Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities available-for-sale:
Amortized cost, Debt	$ 126,467	$ 120,859
Gross unrealized gains	2,956	2,386
Gross unrealized losses	132	219
Fair value, Debt	129,291	123,026
U.S. Treasury security [Member]
Securities available-for-sale:
Amortized cost, Debt	100	100
Gross unrealized gains
Gross unrealized losses
Fair value, Debt	100	100
Obligations of U.S. Government corporations and agencies [Member]
Securities available-for-sale:
Amortized cost, Debt	35,996	28,263
Gross unrealized gains	27	83
Gross unrealized losses	43	23
Fair value, Debt	35,980	28,323
Mortgage-backed securities in government sponsored entities [Member]
Securities available-for-sale:
Amortized cost, Debt	66,933	74,834
Gross unrealized gains	2,107	1,562
Gross unrealized losses	1	64
Fair value, Debt	69,039	76,332
Assets-backed securities in government sponsored entities [Member]
Securities available-for-sale:
Amortized cost, Debt	2,862
Gross unrealized gains
Gross unrealized losses	39
Fair value, Debt	2,823
Obligations of states and political subdivisions [Member]
Securities available-for-sale:
Amortized cost, Debt	16,194	14,148
Gross unrealized gains	701	732
Gross unrealized losses	12
Fair value, Debt	16,883	14,880
Corporate bonds [Member]
Securities available-for-sale:
Amortized cost, Debt	4,313	3,445
Gross unrealized gains	112	6
Gross unrealized losses	28	121
Fair value, Debt	4,397	3,330
Total debt securities [Member]
Securities available-for-sale:
Amortized cost, Debt	126,398	120,790
Gross unrealized gains	2,947	2,383
Gross unrealized losses	123	208
Fair value, Debt	129,222	122,965
Equity securities in financial institutions [Member]
Securities available-for-sale:
Amortized cost, Equity	69	69
Gross unrealized gains	9	3
Gross unrealized losses	9	11
Fair value, Equity	69	61
Restricted stock [Member]
Securities available-for-sale:
Amortized cost, Debt	5,463	5,463
Gross unrealized gains
Gross unrealized losses
Fair value, Debt	5,463	5,463
Total securities [Member]
Securities available-for-sale:
Amortized cost, Debt	131,930	126,322
Gross unrealized gains	2,956	2,386
Gross unrealized losses	132	219
Fair value, Debt	$ 134,754	$ 128,489